RISKS AND UNCERTAINTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
401K RETIREMENT SAVINGS PLAN | Unitized Stock Fund
RISKS AND UNCERTAINTIES
Concentration risk, investment amount	$ 5,278,292	$ 8,334,536